Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 20,676	$ 16,469
Short-term bank deposits	5,000	13,542
Marketable securities	35,117	14,045
Accounts receivable:
Trade, net	21,660	24,936
Other	6,126	4,964
Inventories	47,650	36,491
Total current assets	136,229	110,447
Marketable securities	15,281	46,542
Assets held for employees' severance benefits	1,833	1,640
Deferred tax assets	1,790	1,798
Property, plant and equipment, net	4,110	3,574
Intangible assets, net	1,170	1,718
Operating leases right-of-use, net	9,913	3,783
Goodwill	25,561	25,561
Total assets	195,887	195,063
Current liabilities
Trade accounts payable	14,610	16,419
Other accounts payable and accrued expenses	12,953	8,823
Operating lease liabilities	1,813	1,090
Total current liabilities	29,376	26,332
Long-term liabilities
Operating lease liabilities	8,282	2,693
Liability for employees' severance benefits	3,256	2,910
Deferred tax liabilities	136	205
Total liabilities	41,050	32,140
Shareholders' equity
Ordinary shares, ILS 0.01 par value; 10,000,000 shares authorized; 7,618,676 and 7,670,033 issued as at December 31, 2019 and 2020, respectively; 7,351,317 and 6,899,515 outstanding as at December 31, 2019 and 2020, respectively	22	22
Additional paid-in capital	60,117	57,130
Treasury shares (at cost) 267,359 and 770,518 ordinary shares as at December 31, 2019 and 2020, respectively	(24,807)	(8,009)
Retained earnings	119,505	113,780
Total shareholders' equity	154,837	162,923
Total liabilities and shareholders' equity	$ 195,887	$ 195,063